Fair Value Measurements - Summary of change in fair value of preferred stock warrant liability (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance	$ 433	$ 442
Issuance of new warrants	271
Change in fair value	76	72
Fair value, Ending Balance	$ 780	$ 514